Financial instruments (Details 8) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial assets at amortized cost, class [member]
Financial assets at amortised cost
Interest income on bank deposits	₨ 150	₨ 346	₨ 231
Interest income from other financial assets	24	44	30
Impairment loss of trade receivables	(164)	(195)	(265)
Financial assets at fair value through profit or loss, category [member]
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	9	8	8
Financial liabilities at amortized cost, class [member]
Financial liabilities at amortised cost
Interest expenses on lease obligations	(336)	(299)	(250)
Interest expenses on borrowings from banks, others and overdrafts	₨ (3,386)	₨ (2,282)	₨ (1,738)